Note 15 - Stock-based Compensation - Stock Option Transactions (Details)	12 Months Ended
	Oct. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	819,125	874,393
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9
Granted	10,000	0
Granted, weighted average exercise price (in CAD per share)	$ 15.9	$ 0
Exercised	(6,775)	(38,153)
Exercised, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9
Forfeited/cancelled	(42,616)	(17,115)
Forfeited/cancelled (in CAD per share)	$ 15.9	$ 15.9
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	779,734	819,125
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9